Marketable securities (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Fair Value, Amortized Cost and Unrealized Holding Gains and Losses of Marketable Securities
As of June 30, 2025, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
U.S. Treasury and other U.S. government agencies	$116,586	$126	$(32)	$116,680
Corporate bonds	171,584	414	(24)	171,974
Total	$288,170	$540	$(56)	$288,654

As of December 31, 2024, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
U.S. Treasury and other U.S. government agencies	$117,876	$210	$(81)	$118,006
Corporate bonds	292,601	534	(184)	292,950
Total	$410,477	$744	$(265)	$410,956

Schedule of Fair Value and Amortized Cost of Available-For-Sale Securities by Contractual Maturity
	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
Due within one year	$264,617	$322	$(56)	$264,883
Due after one year through two years	23,553	218	-	23,771
Total	$288,170	$540	$(56)	$288,654